STOCKHOLDERS’ DEFICIT (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	May 31, 2023	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Class of Stock [Line Items]
Common stock, shares authorized			10,000,000	10,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares issued			9,959,996	9,959,996
Common stock, shares outstanding			9,959,996	9,959,996
Warrants [Member]
Class of Stock [Line Items]
Share Price	$ 11.50	$ 11.50
Volume weighted average price per share	$ 9.20	$ 9.20
Percentage of funds raised to be used for consummating business combination	60.00%	60.00%
Number of consecutive trading days for determining the volume weighted average price of share		20 days
Class of warrants or rights period within the registration shall be effective from the consummation of business combination		60 days
Class of warrants or rights redemption price per share		$ 0.01
Minimum notice period to be given to warrant holders prior to redemption		30 days
Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Class of warrants or rights exercise price percentage		115.00%
Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of warrants or rights exercise price percentage		180.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000	300,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	115,000	115,000
Common stock, shares outstanding	115,000	115,000
Ordinary shares subject to possible redemption, shares	11,500,000	11,500,000
Representative shares	115,000	115,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	30,000,000	30,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000
Series Seed 2 Preferred Stock [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			2,998,730	2,998,730
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares issued			2,998,730	2,998,730
Preferred stock, shares outstanding			2,998,730	2,998,730
Series A-1 Preferred Stock [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,497,873	1,497,873
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares issued			1,497,873	1,497,873
Preferred stock, shares outstanding			1,497,873	1,497,873